FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich
          -----------------

Title:    Chief Financial Officer
          ------------------------

Phone:    212-754-5132
          -------------

Signature, Place, and Date of Signing

/s/ Joseph Kirincich            New York, NY               February 14, 2013
---------------------          --------------             -------------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $118,312 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                December 31, 2012


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP      (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN WTR WKS CO
   INC. NEW                  COM        030420103     3,713      100,000   SH         Sole               100,000
AECOM TECHNOLOGY CORP
   DELAWA                    COM        00766T100    31,191    1,310,534   SH         Sole             1,310,534
CADIZ INC                    COM NEW    127537207     9,804    1,237,890   SH         Sole             1,237,890
CALGON CARBON CORP           COM        129603106       284       20,000   SH         Sole                20,000
LAYNE CHRISTENSEN CO         COM        521050104    14,949      615,956   SH         Sole               615,956
NORTHWEST PIPE CO            COM        667746101    10,529      441,295   SH         Sole               441,295
SJW CORP                     COM        784305104     4,416      166,013   SH         Sole               166,013
REXNORD CORP NEW             COM        76169B102     1,585       74,400   SH         Sole                74,400
SMITH A O                    COM        831865209       659       10,452   SH         Sole                10,452
TRI-TECH HOLDING INC         SHS        G9103F106       554      201,431   SH         Sole               201,431
FLOWSERVE CORP               COM        34354P105     2,402       16,364   SH         Sole                16,364
HECKMANN CORP                COM        422680108     6,292    1,561,181   SH         Sole             1,561,181
TETRA TECH INC NEW           COM        88162G103    15,427      583,256   SH         Sole               583,256
WATTS WATER TECHNOLOGIES
   INC                       CL  A      942749102     5,714      132,918   SH         Sole               132,918
XYLEM INC                    COM        98419M100     5,260      194,087   SH         Sole               194,087
CALIFORNIA WTR SVC GROUP     COM        130788102     5,533      301,500   SH         Sole               301,500




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